Fair Value of Financial Instruments and Derivative Instruments	6 Months Ended
Jun. 30, 2021
Fair Value Financial Instruments And Derivative Instruments
Fair Value of Financial Instruments and Derivatives Instruments	Fair Value of Financial Instruments and Derivatives Instruments
Cash and cash equivalents and restricted cash and interest rate, bunker price and freight derivatives are recorded at fair value. The carrying values of the current financial assets and current financial liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair values of the variable interest long-term debt approximate the recorded values, due to their variable interest rates. The fair value of the fixed interest long-term debt is estimated using prevailing market rates as of the period end. The Company believes the terms of its loans are similar to those that could be procured as of June 30, 2021. The fair value of the long term debt is determined using observable market-based inputs hence it is considered Level 2 per the value hierarchy. The fair value of the long-term debt is disclosed in Note 7.

Derivative instruments

Interest rate swaps:

The Company from time to time enters into interest rate derivative contracts to manage interest costs and risk associated with changing interest rates with respect to its variable interest loans and credit facilities. Details of interest rate swap transactions entered into as of June 30, 2021 are presented in the table below:

				Notional amount
Counterparty (1)	Inception	Expiry	Fixed Rate	December 31, 2020	June 30, 2021
SHIKOKUPENTE (2)	August 3, 2020	August 1, 2023	0.275%	$12,927	$12,501
SHIKOKUENNIA (2)	July 20, 2020	October 20, 2023	0.350%	14,385	13,461
MAXPENTE	September 21, 2020	August 27, 2024	0.322%	10,150	10,150
MAXENTEKA	September 21, 2020	August 27, 2024	0.322%	9,500	9,500
MAXEIKOSITESSERA	September 21, 2020	August 27, 2024	0.322%	7,350	7,350
SAFE BULKERS	March 4, 2020	September 30, 2024	0.990%	10,000	10,000
SAFE BULKERS	March 4, 2020	September 30, 2024	0.900%	10,000	10,000
SAFE BULKERS	March 9, 2020	September 30, 2024	0.800%	10,000	10,000
SAFE BULKERS	March 10, 2020	September 30, 2024	0.650%	20,000	20,000
SAFE BULKERS	March 30, 2020	September 30, 2024	0.600%	10,000	10,000
SAFE BULKERS	May 5, 2020	May 5, 2025	0.400%	10,000	10,000
SAFE BULKERS	July 10, 2020	May 5, 2025	0.400%	10,000	10,000
SAFE BULKERS	July 10, 2020	May 5, 2025	0.380%	10,000	10,000
SAFE BULKERS	July 14, 2020	May 5, 2025	0.380%	10,000	10,000
SAFE BULKERS	June 4, 2020	June 4, 2025	0.500%	10,000	10,000
SAFE BULKERS	June 11, 2020	June 11, 2025	0.450%	10,000	10,000
SAFE BULKERS	June 15, 2020	June 15, 2025	0.400%	10,000	10,000
SAFE BULKERS	June 30, 2020	June 30, 2025	0.425%	10,000	10,000
SAFE BULKERS	July 1, 2020	July 1, 2025	0.380%	10,000	10,000
SAFE BULKERS	July 9, 2020	July 9, 2025	0.360%	10,000	10,000
SAFE BULKERS	July 16, 2020	July 16, 2025	0.350%	10,000	10,000
SAFE BULKERS	July 30, 2020	July 30, 2025	0.330%	10,000	10,000
SAFE BULKERS	August 3, 2020	August 3, 2025	0.370%	10,000	10,000
SAFE BULKERS	January 2, 2021	December 31, 2025	0.745%	—	30,000
SAFE BULKERS	May 10, 2021	May 10, 2026	0.950%	—	50,000
Total				$244,312	$322,962

(1) Under all above swap transactions, the bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month USD LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.
(2) The notional amounts of the above transactions are reduced during the term of the swap transactions based on the expected principal outstanding under the respective facility.

Foreign Exchange Forward Contracts

The Company from time to time may also enter into foreign exchange forward contracts to create economic hedges for its exposure to currency exchange risk on payments relating to capital expenditure obligations or for trading purposes. Foreign exchange forward contracts are agreements entered into with a bank to exchange, at a specified future date, currencies of different countries at a specific rate. As of December 31, 2020, the Company had one outstanding derivative instrument relating to currency exchange contracts for JPY500 million or USD4.8 million, entered into in November 2020 with maturity in January 2021.

Bunker Price Swaps:
In February 2021, the Company entered into a bunker fuel contract for an aggregate of 12,000 tonnes per annum or 1,000 tonnes per month for the period January 2022 to December 2022 to sell the spread differential between the price per ton of the 0.5% and 3.5% sulfur content fuel respectively.

Forward Freight Agreements (“FFAs”):

During the six months ended June 30, 2021, the Company entered into five FFAs on the Panamax index for 90 days in aggregate maturing in July 2022 with the objective of reducing the risk arising from the volatility in the vessel charter rates.

The Company’s interest rate agreements, foreign exchange forward contracts, bunker fuel contracts and FFAs do not qualify for hedge accounting. The Company determines the fair market value of such derivative contracts at the end of every period and accordingly records the resulting unrealized loss/gain during the period in the consolidated statement of operations.

Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of operations are shown below:

Derivatives not designated as hedging instruments

		Asset Derivatives Fair Values		Liability Derivatives Fair Values
Type of Contract	Balance sheet location	December 31, 2020	June 30, 2021	December 31, 2020	June 30, 2021
Foreign Currency	Derivative assets / Current assets	99	—	—	—
Interest Rate	Derivative assets / Non-current assets	54	2,129	—
Bunker Fuel	Derivative liabilities / Current liabilities	—		408	830
Forward Freight	Derivative liabilities / Current liabilities	—		174	216
Bunker Fuel	Derivative liabilities / Non-current liabilities	—	—	116	283
Interest Rate	Derivative liabilities / Non-current liabilities	—	—	1,280	397
	Total Derivatives	$153	$2,129	$1,978	$1,726

	Amount of Gain/(Loss) Recognized on Derivatives Six Months Period Ended
	June 30, 2020	June 30, 2021
Interest Rate Contracts	$(1,411)	$2,524
Bunker Fuel Contracts	$675	$(1,094)
Foreign Exchange Agreements	$—	$(99)
Forward Freight Agreements	$—	$(4,493)
Net Loss Recognized	$(736)	$(3,162)

The gain or loss is recognized in the consolidated statement of operations and is presented in Other (Expense)/Income – Gain/(Loss) on derivatives.

The Company’s interest rate derivative instruments are pay-fixed, receive-variable interest rate swaps based on the USD LIBOR swap rate. The fair value of the interest rate swaps is determined using a discounted cash flow approach based on expected forward LIBOR swap yield curves and take into account the credit risk of the counterparty financial institutions. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. Differences in prices are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.
The Company’s foreign exchange forward derivative instruments are agreements entered into with a bank to exchange, at a specified future date, currencies of different countries at a specific rate. The fair value of the foreign exchange forward derivative instruments is determined using mid-rates based on available market rates at the end of the period of the valuation and take into account the credit risk of the counterparty financial institutions. Foreign exchange rates are observable at commonly quoted intervals for the full terms of the foreign exchange forward derivative instruments and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The Company’s FFA derivative instruments were receive-fixed, pay-variable swaps based on the earnings of the Panamax class dry bulk vessels as published by the Baltic Exchange. The fair value of the FFA derivatives is determined using a discounted cash flow approach based on the market rate of the earnings of the Panamax class dry bulk vessels as published by the Baltic Exchange at the time of such valuation and take into account the credit risk of the counterparty financial institutions. Differences in prices are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The Company’s bunker fuel derivative instruments were receive-fixed, pay-variable swaps based on the difference in price between various categories of bunker fuels. The fair value of the bunker fuel swaps is determined using a discounted cash flow approach based on the difference between the market rate of the relevant bunker fuel prices at the end of the period and the contracted fixed rate and take into account the credit risk of the counterparty financial institutions. Differences in prices are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The following table summarizes the valuation of the Company’s derivative financial instruments as of December 31, 2020 and as of June 30, 2021.

	Significant Other Observable Inputs (Level 2)

	December 31, 2020	June 30, 2021
Derivative instruments – asset position	$153	$2,129
Derivative instruments – liability position	1,978	1,726

As of December 31, 2020 and as of June 30, 2021, no fair value measurements for assets or liabilities under Level 3 were recognized in the Company’s consolidated balance sheets.